Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2009 USD ($)	Dec. 31, 2009 CNY	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary USD ($)	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary CNY	Dec. 31, 2009 Variable Interest Entity, Primary Beneficiary CNY
Current assets:
Allowance for doubtful amounts, related to accounts receivable	$ 877	5,790		2,136
Current liabilities:
Accounts payable of the consolidated variable interest entities	13,572	89,573		72,716	11,407	75,285	59,168
Insurance premium payables of the consolidated VIEs without recourse to CNinsure Inc	207	1,364		1,957	207	1,364	1,957
Other payables and accrued expenses of the consolidated VIEs without recourse to CNinsure Inc	14,160	93,460		182,139	7,989	52,725	130,073
Accrued payroll of the consolidated VIEs without recourse to CNinsure Inc	4,733	31,237		24,152	4,115	27,158	18,962
Income taxes payable of the consolidated VIEs without recourse to CNinsure Inc	5,292	34,927		37,410	4,869	32,134	18,564
Amounts due to related parties of the consolidated VIEs without recourse to CNinsure Inc	5,727	37,800		19,274	1,182	7,800	1,718
Non-current liabilities:
Other tax liabilities of the consolidated VIEs without recourse to CNinsure Inc	836	5,519		2,537	0	0	0
Deferred tax liabilities of the consolidated VIEs without recourse to CNinsure Inc	$ 6,593	43,513		19,075	$ 0	0	0
Ordinary shares, Par value	$ 0.001		$ 0.001
Ordinary shares, Authorized	10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000
Ordinary shares, issued	1,002,977,326	1,002,977,326	912,497,726	912,497,726
Ordinary shares, outstanding	1,002,977,326	1,002,977,326	912,497,726	912,497,726